CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals)	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Cash Flows [Abstract]
Transaction costs	$ 0
Debt issuance costs	$ 265,053